6 RELATED PARTY TRANSACTIONS (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	May 09, 2012
Related Party Transactions [Abstract]
Fair Value	$ 28,820	$ 40,000	$ 51,282
Term	2 months	5 months	12 months
Assumed Conversion Price			0.00195
Market Price on Grant Date			0.0032
Volatility Percentage	171	157	152
Risk-free Rate	0.08	0.11	0.09